BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2022
Business Acquisition
BUSINESS ACQUISITION

NOTE 3 – BUSINESS ACQUISITION

On January 7, 2021, the Company, SCS LLC, and SCS entered into the APA to acquire substantially all of the assets of SCS LLC’s wireless communications marketing and database services business in consideration for a total purchase price of $10,000 in cash and a 5-year convertible promissory note in the amount of $1,000,000 made in favor of SCS or its assignees (the “Note”). SCS LLC is a source of more than 80,000 cell sites offered by property owners for use by wireless network operators. The business acquisition has been recorded as a purchase.

Pursuant to the APA, SCS LLC instructed the Company to assign $500,000 of principal amount of the Note to each of SCS LLC’s two members (the “Assigned Notes”).

At any time after December 31, 2021, each month, each holder of the Assigned Notes may convert the principal amount of the Assigned Note into a number of shares of the Company’s common stock not exceeding 5% of the total trade volume of the Company’s common stock publicly reported for the previous calendar month at a conversion price of $0.013 per share. Each Assigned Note also imposes an overall limitation on the number of conversions to common stock that the holder may affect such that it prohibits the holder from beneficially owning more than 4.99% of the total issued and outstanding common stock of the Company at any time that the Assigned Note is outstanding.

The business acquisition closed on January 7, 2021.

Based on the report of an independent valuation firm, the notes payable were discounted to $0 and a derivative liability of $2,096,089 was calculated for the conversion feature of the notes. The total value of the consideration paid of $2,106,089, including cash paid of $10,000, has been allocated to the following assets based on the report:

Identifiable intangible assets:
IP technology	$4,000
Customer base	6,000
Total identifiable intangible assets	10,000

Goodwill	2,096,089

Total	$2,106,089

During the years ended December 31, 2022 and 2021, consolidated revenues were comprised of revenues from SCS.